Intangible assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

6 Intangible assets

	As of December 31,
	2023	2024	2024
	S$	S$	US$

Software development costs	2,089,338	3,486,415	2,551,907
Accumulated amortization	(542,482)	(1,088,395)	(796,659)
Intangible assets, net of accumulated amortization	1,546,856	2,398,020	1,755,248

Based on the carrying value of definite-lived intangible assets as of December 31, 2024, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
S$
For years period ended December 31,
2025	697,283
2026	697,283
2027	572,669
2028	279,415
Total amortization expense	2,246,650

Amortization expense of intangible assets for the years ended December 31, 2023 and 2024 is S$417,868 and S$545,913 (US$399,586).